SIGNIFICANT ACCOUNTING POLICIES, Basic and Diluted Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Abstract]
Net income attributable to owners of the Company		$ 20,931,074	$ 4,960,229	$ 26,313,572
Average number of outstanding shares (in shares)	[1],[2]	752,761,058	762,371,755	788,405,563
Basic earnings per share (in pesos per share)		$ 27.81	$ 6.51	$ 33.38
Diluted earnings per share (in pesos per share)		$ 27.81	$ 6.51	$ 33.38

[1]	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.